Reserves - Disclosure of Outstanding Restricted Share Units (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
RSU [member]
Disclosure of restricted share units reserve [line items]
Fair value of RSU granted	$ 4	$ 4